Distribution Date: Sep 25, 2006
DISTRIBUTION PACKAGE
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
Diana J. Kenneally
Account Administrator
617-603-6406
503-258-5962
diana.kenneally@usbank.com
N/A
Aurora Loan Services Inc
September 25, 2006
August 31, 2006
August 01, 2006
Lehman Brothers Inc.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Diana Kenneally
Account Administrator
(617) 603-6474
diana.kenneally@usbank.com
Distribution Date
25-Sep-06
Determination Date
18-Sep-06
Accrual Periods: Begin End
Record Date - X, P, R, C
31-Aug-06
Libor Certificates 8/25/2006 9/24/2006
Record Date - others
24-Sep-06
Others 8/1/2006 8/31/2006
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (2)
Amount
Balance
A1-A 5.42400% $260,394,000.00 $260,394,000.00 $126,741.01 $1,216,213.58 $1,342,954.59 0.00 $0.00 $260,267,258.99
A1-B 5.44400% $28,933,000.00 $28,933,000.00 $14,082.50 $135,634.69 $149,717.19 0.00 $0.00 $28,918,917.50
A2-A 5.48900% $121,992,000.00 $121,992,000.00 $0.00 $576,612.13 $576,612.13 0.00 $0.00 $121,992,000.00
A2-B 5.52400% $13,554,000.00 $13,554,000.00 $0.00 $64,473.37 $64,473.37 0.00 $0.00 $13,554,000.00
A3-A 5.53900% $190,914,000.00 $190,914,000.00 $0.00 $910,601.45 $910,601.45 0.00 $0.00 $190,914,000.00
A3-B 5.58400% $21,213,000.00 $21,213,000.00 $0.00 $102,001.53 $102,001.53 0.00 $0.00 $21,213,000.00
A4-A 5.64400% $11,700,000.00 $11,700,000.00 $0.00 $56,863.30 $56,863.30 0.00 $0.00 $11,700,000.00
A4-B 5.70400% $1,300,000.00 $1,300,000.00 $0.00 $6,385.31 $6,385.31 0.00 $0.00 $1,300,000.00
A5 5.54900% $200,000,000.00 $200,000,000.00 $43,330.31 $955,661.11 $998,991.42 0.00 $0.00 $199,956,669.69
A6-A 5.50400% $197,600,000.00 $197,600,000.00 $42,810.35 $936,536.18 $979,346.53 0.00 $0.00 $197,557,189.65
A6-B 5.56400% $65,868,000.00 $65,868,000.00 $14,270.40 $315,588.23 $329,858.63 0.00 $0.00 $65,853,729.60
A6-C 5.61400% $28,817,000.00 $28,817,000.00 $6,243.25 $139,309.38 $145,552.63 0.00 $0.00 $28,810,756.75
M1 5.73400% $48,265,000.00 $48,265,000.00 $0.00 $238,313.80 $238,313.80 0.00 $0.00 $48,265,000.00
M2 5.75400% $25,741,000.00 $25,741,000.00 $0.00 $127,542.36 $127,542.36 0.00 $0.00 $25,741,000.00
M3 5.78400% $9,653,000.00 $9,653,000.00 $0.00 $48,078.38 $48,078.38 0.00 $0.00 $9,653,000.00
M4 5.94400% $6,435,000.00 $6,435,000.00 $0.00 $32,937.19 $32,937.19 0.00 $0.00 $6,435,000.00
M5 5.99400% $9,653,000.00 $9,653,000.00 $0.00 $49,823.96 $49,823.96 0.00 $0.00 $9,653,000.00
M6 6.12400% $6,435,000.00 $6,435,000.00 $0.00 $33,934.62 $33,934.62 0.00 $0.00 $6,435,000.00
M7 6.02400% $9,652,000.00 $9,652,000.00 $0.00 $50,068.14 $50,068.14 0.00 $0.00 $9,652,000.00
M8 6.42400% $9,009,000.00 $9,009,000.00 $0.00 $49,835.79 $49,835.79 0.00 $0.00 $9,009,000.00
M9 7.02400% $7,720,000.00 $7,720,000.00 $0.00 $46,693.99 $46,693.99 0.00 $0.00 $7,720,000.00
M10 7.07400% $5,793,000.00 $5,793,000.00 $0.00 $35,288.06 $35,288.06 0.00 $0.00 $5,793,000.00
X N/A $6,441,812.50 $6,441,812.50 $0.00 $1,763,232.60 $1,763,232.60 N/A N/A $6,435,414.06
P N/A $0.00 $0.00 $0.00 $26,248.64 $26,248.64 N/A N/A $0.00
R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
C N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $1,280,641,000.00 $1,280,641,000.00 $247,477.82 $7,917,877.79 $8,165,355.61 $0.00 $0.00 $1,280,393,522.18
(1) Reflects the application of Net Funds Cap
(2) Deferred Interest reduces interest paid and increases Ending Balance
Amounts Per 1,000:
Applied
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
A1-A 525226AA4 $1,000.00000000 $0.48672784 $4.67066668 $0.00000000 $999.51327216 LIBOR 5.32400%
A1-B 525226AB2 $1,000.00000000 $0.48672796 $4.68788892 $0.00000000 $999.51327204 SWAP LIBOR
A2-A 525226AC0 $1,000.00000000 $0.00000000 $4.72663888 $0.00000000 $1,000.00000000
A2-B 525226AD8 $1,000.00000000 $0.00000000 $4.75677807 $0.00000000 $1,000.00000000
A3-A 525226AE8 $1,000.00000000 $0.00000000 $4.76969447 $0.00000000 $1,000.00000000
A3-B 525226AF3 $1,000.00000000 $0.00000000 $4.80844435 $0.00000000 $1,000.00000000
A4-A 525226AG1 $1,000.00000000 $0.00000000 $4.86011111 $0.00000000 $1,000.00000000
A4-B 525226AH9 $1,000.00000000 $0.00000000 $4.91177692 $0.00000000 $1,000.00000000
A5 525226AJ5 $1,000.00000000 $0.21665155 $4.77830555 $0.00000000 $999.78334845
A6-A 525226AK2 $1,000.00000000 $0.21665157 $4.73955557 $0.00000000 $999.78334843
A6-B 525226AL0 $1,000.00000000 $0.21665148 $4.79122229 $0.00000000 $999.78334852
A6-C 525226AM8 $1,000.00000000 $0.21665163 $4.83427768 $0.00000000 $999.78334837
M1 525226AQ9 $1,000.00000000 $0.00000000 $4.93761111 $0.00000000 $1,000.00000000
M2 525226AR7 $1,000.00000000 $0.00000000 $4.95483315 $0.00000000 $1,000.00000000
M3 525226AS5 $1,000.00000000 $0.00000000 $4.98066715 $0.00000000 $1,000.00000000
M4 525226AT3 $1,000.00000000 $0.00000000 $5.11844444 $0.00000000 $1,000.00000000
M5 525226AU0 $1,000.00000000 $0.00000000 $5.16150005 $0.00000000 $1,000.00000000
M6 525226AV8 $1,000.00000000 $0.00000000 $5.27344522 $0.00000000 $1,000.00000000
M7 525226AW6 $1,000.00000000 $0.00000000 $5.18733320 $0.00000000 $1,000.00000000
M8 525226AX4 $1,000.00000000 $0.00000000 $5.53177822 $0.00000000 $1,000.00000000
M9 525226AY2 $1,000.00000000 $0.00000000 $6.04844430 $0.00000000 $1,000.00000000
M10 525226AY3 $1,000.00000000 $0.00000000 $6.09150009 $0.00000000 $1,000.00000000
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR4
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Diana Kenneally
Account Administrator
(617) 603-6474
diana.kenneally@usbank.com
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR4
STATEMENT TO CERTIFICATEHOLDERS
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Net Negam
Paid (3)
Interest
A1-A 5.42400% $1,216,213.58 $0.00 $0.00 $0.00 $0.00 $0.00 $1,216,213.58 $0.00
A1-B 5.44400% $135,634.69 $0.00 $0.00 $0.00 $0.00 $0.00 $135,634.69 $0.00
A2-A 5.48900% $576,612.13 $0.00 $0.00 $0.00 $0.00 $0.00 $576,612.13 $0.00
A2-B 5.52400% $64,473.37 $0.00 $0.00 $0.00 $0.00 $0.00 $64,473.37 $0.00
A3-A 5.53900% $910,601.45 $0.00 $0.00 $0.00 $0.00 $0.00 $910,601.45 $0.00
A3-B 5.58400% $102,001.53 $0.00 $0.00 $0.00 $0.00 $0.00 $102,001.53 $0.00
A4-A 5.64400% $56,863.30 $0.00 $0.00 $0.00 $0.00 $0.00 $56,863.30 $0.00
A4-B 5.70400% $6,385.31 $0.00 $0.00 $0.00 $0.00 $0.00 $6,385.31 $0.00
A5 5.54900% $955,661.11 $0.00 $0.00 $0.00 $0.00 $0.00 $955,661.11 $0.00
A6-A 5.50400% $936,536.18 $0.00 $0.00 $0.00 $0.00 $0.00 $936,536.18 $0.00
A6-B 5.56400% $315,588.23 $0.00 $0.00 $0.00 $0.00 $0.00 $315,588.23 $0.00
A6-C 5.61400% $139,309.38 $0.00 $0.00 $0.00 $0.00 $0.00 $139,309.38 $0.00
M1 5.73400% $238,313.80 $0.00 $0.00 $0.00 $0.00 $0.00 $238,313.80 $0.00
M2 5.75400% $127,542.36 $0.00 $0.00 $0.00 $0.00 $0.00 $127,542.36 $0.00
M3 5.78400% $48,078.38 $0.00 $0.00 $0.00 $0.00 $0.00 $48,078.38 $0.00
M4 5.94400% $32,937.19 $0.00 $0.00 $0.00 $0.00 $0.00 $32,937.19 $0.00
M5 5.99400% $49,823.96 $0.00 $0.00 $0.00 $0.00 $0.00 $49,823.96 $0.00
M6 6.12400% $33,934.62 $0.00 $0.00 $0.00 $0.00 $0.00 $33,934.62 $0.00
M7 6.02400% $50,068.14 $0.00 $0.00 $0.00 $0.00 $0.00 $50,068.14 $0.00
M8 6.42400% $49,835.79 $0.00 $0.00 $0.00 $0.00 $0.00 $49,835.79 $0.00
M9 7.02400% $46,693.99 $0.00 $0.00 $0.00 $0.00 $0.00 $46,693.99 $0.00
M10 7.07400% $35,288.06 $0.00 $0.00 $0.00 $0.00 $0.00 $35,288.06 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (represents interest payable to Remic 2 Regular Interest
(2) Represents non-Remic 2 Regular Interests payments to respective class. The aggregate, including interest paid to the Class X, represents Remic 2 Regular Interest payments to the Class
(3) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amount
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
A1-A $0.00 $0.00 $0.00 $0.00 $0.00
A1-B $0.00 $0.00 $0.00 $0.00 $0.00
A2-A $0.00 $0.00 $0.00 $0.00 $0.00
A2-B $0.00 $0.00 $0.00 $0.00 $0.00
A3-A $0.00 $0.00 $0.00 $0.00 $0.00
A3-B $0.00 $0.00 $0.00 $0.00 $0.00
A4-A $0.00 $0.00 $0.00 $0.00 $0.00
A4-B $0.00 $0.00 $0.00 $0.00 $0.00
A5 $0.00 $0.00 $0.00 $0.00 $0.00
A6-A $0.00 $0.00 $0.00 $0.00 $0.00
A6-B $0.00 $0.00 $0.00 $0.00 $0.00
A6-C $0.00 $0.00 $0.00 $0.00 $0.00
M1 $0.00 $0.00 $0.00 $0.00 $0.00
M2 $0.00 $0.00 $0.00 $0.00 $0.00
M3 $0.00 $0.00 $0.00 $0.00 $0.00
M4 $0.00 $0.00 $0.00 $0.00 $0.00
M5 $0.00 $0.00 $0.00 $0.00 $0.00
M6 $0.00 $0.00 $0.00 $0.00 $0.00
M7 $0.00 $0.00 $0.00 $0.00 $0.00
M8 $0.00 $0.00 $0.00 $0.00 $0.00
M9 $0.00 $0.00 $0.00 $0.00 $0.00
M10 $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
Diana Kenneally
Account Administrator
(617) 603-6474
diana.kenneally@usbank.com
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR4
STATEMENT TO CERTIFICATEHOLDERS
Capitalized Interest Amount:
Reconciliation:
Beginning Amount 0.00 Available funds (A):
Withdrawal: to cover Basis Risk 0.00 Servicer remittance 8,165,355.61
Withdrawal: to Depositor 0.00 Funds from Capitalized Interest Amount 0.00
Ending Amount 0.00 Net Funds from Basis Risk account 0.00
Net Funds from Supplemental Interest Accoun N/A
Net Payments to Trust from Swap Counterparty N/A
Basis Risk Account:
8,165,355.61
Beginning Balance 0.00
Deposit / Withdrawal : Income to X 0.00 Distributions (B):
Deposit : Required Amount from waterfal 0.00 Total interest distributed 7,917,877.79
Withdrawal: to cover Basis Risk shortfalls 0.00 Total principal distributed 247,477.82
Withdrawal: to X when Libor certs reduced to zero 0.00 Net Deposits to Basis Risk account 0.00
Ending Balance 0.00 Net Payments to Counterparty from Swap Trust 0.00
8,165,355.61
(A) - (B): 0.00
Miscellaneous:
Total
Cumulative Recoveries 0.00
A) Advances required to be made by Servicer 3,044,819.83
B) Advances actually made by Service 3,044,819.83
C) Excess of A over B 0.00
Cumulative Payments to following bonds
Class C
0.00
Class X 1,763,232.60
Class R 0.00
Interest Remittance Amount 7,885,230.71
Principal Remittance Amount 253,876.26
Principal Distribution Amount 247,477.82
Funds Shortfall 0.00
CREDIT ENHANCEMENT AND TRIGGERS
Trigger Event:
Overcollateralization:
Relevant information: Ending Overcollateralization Amount 6,435,414.06
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures 0.00 Target Overcollateralization Amount 6,435,414.06
B) Ending Collateral Balance 1,286,828,936.24 Ending Overcollateralization deficiency amoun 0.00
C) Current Delinquency Rate (A/B) 0.000% Overcollateralization release amount 6,398.44
D) Rolling Three Month Delinquency Rate 0.000%
E) Applicable Delinquency Event trigger limi 2.757%
F) Cumulative Realized Losses 0.00
Excess interest distributions:
G) Original Collateral Balance 1,287,082,812.50 Excess available interest (A): 1,756,834.16
H) Cumulative Loss % ( F / G) 0.000% Overcollateralization release amount 6,398.44
I) Applicable Cumulative Loss Limit % (not applicable until September 20 100.000% 1) as additional principal to certificates 0.00
2) Deferred Amounts + Interest thereon (not applied as prin 0.00
A Trigger Event will occur if either (1) or (2) is True 3) Basis Risk Payments 0.00
1) Rolling Three Month Delinq % equals or exceeds the following % of the S NO 4) Remaining Amounts to X 1,763,232.60
For Distribution Dates prior to August 2012, 32.60% (B): 1,763,232.60
For Distribution Dates on or after August 2012, 40.70%
2) Cumultive Loss % exceeds applicable % (H > I
NO (A)-(B): 0.00
NO
Stepdown Date:
Relevant information:
Senior Enhancement Percentage
11.252%
Senior Enhancement Percentage for purposes of Stepdown 11.252%
The later to occur of:
(x) the Distribution Date in September 2009
NO
(y) first Distribution Date when the Senior Enhancement % equals or excee NO
(i) prior to the Distribution Date in September 2012, 24.5%
(ii) on or after the Distribution Date in September 2012, 31.00%
NO
ACCOUNT ACTIVITY

Distribution Date: Sep 25, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,287,082,812.50
4,359,271.79
4,105,395.53
0.00
1,286,828,936.24
4,659.52
4,145,065.51
209,546.76
0.00
0.00
4,359,271.79
8,287,443.88
402,213.17
4,105,395.53
0.00
0.00
0.00
0.00
3,779,835.18
26,248.64
0.00
8,165,355.61
3,657
3,647
0.9998027506
7.72672%
7.35172%
11.29924%
0.00
3,652
1,284,765,995.76
0.00
0.00
0.00
1,058,989.61
5
0
0.00
0.00
402,213.17
0.00
0.00
0.00
0.00
0.00

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance
%
0K to 99.99K
129 9,764,596.50 0.76%
100K to 199.99K
704 110,507,737.93 8.59%
200K to 299.99K
911 224,777,879.02 17.47%
300K to 399.99K
684 236,482,407.79 18.38%
400K to 499.99K
518 231,551,247.28 17.99%
500K to 599.99K
332 180,117,313.40 14.00%
600K to 699.99K
190 121,262,158.23 9.42%
700K to 799.99K
61 45,251,100.71 3.52%
800K to 899.99K
31 26,229,948.99 2.04%
900K to 999.99K
34 32,382,528.34 2.52%
1000K to 1099.99K
20 20,240,326.77 1.57%
1100K to 1199.99K
6 6,798,229.28 0.53%
1200K to 1299.99K
7 8,745,134.15 0.68%
1300K to 1399.99K
7 9,316,115.78 0.72%
1400K to 1499.99K
3 4,312,626.30 0.34%
1500K to 1599.99K
3 4,552,182.12 0.35%
1600K to 1699.99K
1 1,646,324.40 0.13%
1700K to 1799.99K
1 1,787,877.15 0.14%
1800K to 1899.99K
2 3,671,523.00 0.29%
1900K to 1999.99K
1 1,929,326.12 0.15%
2000K to 2099.99K
1 2,000,855.63 0.16%
3500K to 3599.99K
1 3,501,497.35 0.27%
Total
3,647
1,286,828,936.24
100.00%
Remaining Principal Balance
Balance

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
240.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1600K to 1699.99K 1700K to 1799.99K 1800K to 1899.99K 1900K to 1999.99K 2000K to 2099.99K 3500K to 3599.99K
Balance
Count
Balance ($)
%
1.00% - 1.49%
3 1,608,158.50 0.12%
1.50% - 1.99%
1 209,680.44 0.02%
2.00% - 2.49%
1 245,101.54 0.02%
6.50% - 6.99%
75 25,100,975.61 1.95%
7.00% - 7.49%
634 236,928,652.45 18.41%
7.50% - 7.99%
2,588 921,874,318.73 71.64%
8.00% - 8.49%
74 26,781,817.31 2.08%
8.50% - 8.99%
271 74,080,231.66 5.76%
Total
3,647
1,286,828,936.24
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.73%
Count
Balance ($)
%
2.00% - 2.99%
547 204,502,140.63 15.89%
3.00% - 3.99%
3,100 1,082,326,795.61 84.11%
Total
3,647
1,286,828,936.24
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 3.28%

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
2.00% - 2.99%
547 204,502,140.63 15.89%
3.00% - 3.99%
3,100 1,082,326,795.61 84.11%
Total
3,647
1,286,828,936.24
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 3.28%
Count
Balance ($)
%
9.00% - 9.99%
539 204,249,036.67 15.87%
10.00% - 10.99%
1 980,463.02 0.08%
12.00% - 12.99%
3,107 1,081,599,436.55 84.05%
Total
3,647
1,286,828,936.24
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 11.67%
Count
Balance ($)
%
1
3,647 1,286,828,936.24 100.00%
Total
3,647
1,286,828,936.24
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
12
3,647 1,286,828,936.24 100.00%
Total
3,647
1,286,828,936.24
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
1 Month LIBOR
360 104,650,123.36 8.13%
1 Year MTA
3,287 1,182,178,812.88 91.87%
Total
3,647
1,286,828,936.24
100.00%
Indices
Index

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
2 Units
169 57,919,826.38 4.50%
3 Units
60 25,147,936.11 1.95%
4 Units
110 44,941,687.86 3.49%
Condominium
18 5,259,786.59 0.41%
Cooperative
1 284,121.49 0.02%
High Rise Condo
57 21,228,002.26 1.65%
Low Rise Condo
366 92,472,556.91 7.19%
Mid Rise Condo
28 8,946,115.71 0.70%
Planned Unit Development
694 246,397,089.85 19.15%
Single Family
2,144 784,231,813.08 60.94%
Total
3,647
1,286,828,936.24
100.00%
Property Type
Type
Count
Balance ($)
%
2005
1 281,137.47 0.02%
2006
3,646 1,286,547,798.77 99.98%
Total
3,647
1,286,828,936.24
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
15.00%-19.99%
1 201,170.81 0.02%
20.00%-24.99%
3 705,223.23 0.05%
25.00%-29.99%
4 1,033,123.17 0.08%
30.00%-34.99%
7 1,226,352.98 0.10%
35.00%-39.99%
10 5,297,866.11 0.41%
40.00%-44.99%
15 5,129,628.73 0.40%
45.00%-49.99%
20 5,845,216.34 0.45%
50.00%-54.99%
27 8,538,991.26 0.66%
55.00%-59.99%
36 12,015,499.92 0.93%
60.00%-64.99%
61 22,528,448.77 1.75%
65.00%-69.99%
127 53,783,770.75 4.18%
70.00%-74.99%
242 91,805,901.30 7.13%
75.00%-79.99%
820 284,943,492.72 22.14%
80.00%-84.99%
2,158 764,839,895.93 59.44%
85.00%-89.99%
40 9,843,623.80 0.76%
90.00%-94.99%
62 14,522,440.31 1.13%
95.00%-99.99%
14 4,568,290.11 0.36%
Total
3,647
1,286,828,936.24
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 77
Count
Balance ($)
%
337 - 360
2,508 848,154,505.07 65.91%
457 - 480
1,139 438,674,431.17 34.09%
Total
3,647
1,286,828,936.24
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 399

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
337 - 360
2,508 848,154,505.07 65.91%
457 - 480
1,139 438,674,431.17 34.09%
Total
3,647
1,286,828,936.24
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 399
Count
Balance ($)
%
337 - 360
2,508 848,154,505.07 65.91%
457 - 480
1,139 438,674,431.17 34.09%
Total
3,647
1,286,828,936.24
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 401
Count
Balance ($)
%
337 - 360
2,508 848,154,505.07 65.91%
457 - 480
1,139 438,674,431.17 34.09%
Total
3,647
1,286,828,936.24
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 401

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Balance ($)
%
ALABAMA
1 342,676.43 0.03%
ARIZONA
206 54,510,712.44 4.24%
CALIFORNIA
1,527 692,433,834.63 53.81%
COLORADO
80 17,490,881.55 1.36%
CONNECTICUT
14 5,886,710.59 0.46%
DELAWARE
9 1,821,995.12 0.14%
DISTRICT OF COLUMBIA
14 4,681,138.30 0.36%
FLORIDA
339 92,898,508.80 7.22%
GEORGIA
61 13,807,194.59 1.07%
IDAHO
26 5,093,544.48 0.40%
ILLINOIS
43 12,902,604.71 1.00%
INDIANA
7 1,324,719.00 0.10%
IOWA
4 582,105.97 0.05%
KANSAS
2 174,143.30 0.01%
LOUISIANA
1 132,123.05 0.01%
MARYLAND
111 36,091,917.65 2.80%
MASSACHUSETTS
43 14,354,512.15 1.12%
MICHIGAN
53 10,390,991.31 0.81%
MINNESOTA
68 18,030,587.91 1.40%
MISSISSIPPI
1 100,094.74 0.01%
MISSOURI
17 3,715,226.31 0.29%
MONTANA
2 353,044.31 0.03%
NEBRASKA
4 491,667.98 0.04%
NEVADA
133 43,905,307.41 3.41%
NEW JERSEY
127 44,973,303.36 3.49%
NEW MEXICO
21 4,731,497.14 0.37%
NEW YORK
66 29,400,566.93 2.28%
NORTH CAROLINA
20 5,931,803.84 0.46%
NORTH DAKOTA
8 767,370.30 0.06%
OHIO
31 5,311,794.10 0.41%
OKLAHOMA
1 118,040.56 0.01%
OREGON
81 20,683,470.26 1.61%
PENNSYLVANIA
36 9,629,173.13 0.75%
RHODE ISLAND
1 188,178.12 0.01%
SOUTH CAROLINA
4 425,738.01 0.03%
TENNESSEE
18 2,875,374.24 0.22%
TEXAS
59 9,273,752.12 0.72%
UTAH
69 15,121,843.06 1.18%
VIRGINIA
107 38,701,387.12 3.01%
WASHINGTON
228 66,712,005.10 5.18%
WISCONSIN
4 467,396.12 0.04%
Total
3,647
1,286,828,936.24
100.00%
Geographic Distribution by State
State

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
0
10
20
30
40
50
60
CALIFORNIA
FLORIDA
WASHINGTON
ARIZONA
NEW JERSEY
NEVADA
VIRGINIA
MARYLAND
NEW YORK
OREGON
MINNESOTA
COLORADO
UTAH
MASSACHUSETTS
GEORGIA
ILLINOIS
MICHIGAN
PENNSYLVANIA
TEXAS
NORTH CAROLINA
CONNECTICUT
OHIO
IDAHO
NEW MEXICO
DISTRICT OF
COLUMBIA
MISSOURI
TENNESSEE
DELAWARE
INDIANA
NORTH DAKOTA
IOWA
NEBRASKA
WISCONSIN
SOUTH CAROLINA
MONTANA
ALABAMA
RHODE ISLAND
KANSAS
LOUISIANA
OKLAHOMA
MISSISSIPPI
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Sep 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,647
1,286,828,936.24
100.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,647
1,286,828,936.24
0.00
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,647
1,286,828,936.24
100.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,647
1,286,828,936.24
100.00%
0.00
Current
Current 100.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Sep 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
-6
-4
-2
0
2
4
6
Group 1
-6
-4
-2
0
2
4
6
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
0.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
-6
-4
-2
0
2
4
6
Group 1
-6
-4
-2
0
2
4
6
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Sep 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
# None #

Distribution Date: Sep 25, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Current
3.98%
4,354,612.27
Life CPR
3.98%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
9/
1/
20
06
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
9/
1/
20
06
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
9/
1/
20
06
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
9/
1/
20
06
Group 1
Total
Amount ($)

Distribution Date: Sep 25, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Sep 25, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Sep 25, 2006
REO LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:

Distribution Date: Sep 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
10 4,136,600.00 4,145,065.51 0.00 1,287,082,812.50
0.32%
99.68%
1
Prepayment 0.32%
Liquidation 0.00%
Beginning Balance 99.68%
Total: 100.00%
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121261002 272,000.00 272,153.78 272,944.36 0.00 0.00 0.00 Voluntary PIF 08/29/2006 0.00 7.625% 0.00
121261655 114,000.00 114,018.59 114,340.78 0.00 0.00 0.00 Voluntary PIF 08/22/2006 0.00 7.250% 1,140.19
121262638 684,000.00 683,068.67 685,479.98 0.00 0.00 0.00 Voluntary PIF 08/28/2006 0.00 7.875% 0.00
121264477 996,000.00 993,978.59 996,820.16 0.00 0.00 0.00 Voluntary PIF 08/30/2006 0.00 7.875% 0.00
121268817 560,000.00 558,665.49 560,065.00 0.00 0.00 0.00 Voluntary PIF 08/24/2006 0.00 6.875% 0.00
121272942 315,000.00 314,386.55 315,212.88 0.00 0.00 0.00 Voluntary PIF 08/30/2006 0.00 7.750% 9,765.00
121280689 564,000.00 565,254.11 567,537.48 0.00 0.00 0.00 Voluntary PIF 08/31/2006 0.00 7.875% 0.00
121637755 85,600.00 85,411.58 85,667.78 0.00 0.00 0.00 Voluntary PIF 08/30/2006 0.00 7.750% 856.00
121647069 126,000.00 125,744.76 126,088.33 0.00 0.00 0.00 Voluntary PIF 08/29/2006 0.00 7.875% 1,257.45
121648943 420,000.00 419,428.13 420,908.76 0.00 0.00 0.00 Voluntary PIF 08/28/2006 0.00 7.875% 13,230.00
Total:
10
4,136,600.00
4,132,110.25
0.00
4,145,065.51
0.00
0.00
0.00
26,248.64

Distribution Date: Sep 25, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Sep 25, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust, Mortgage Pass-through Certificates, Series 2006-AR4
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #